Document And Entity Information	Dec. 06, 2023
Document Information [Line Items]
Entity, Registrant Name	Cassava Sciences, Inc.
Document, Type	8-K
Document, Period End Date	Dec. 06, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-29959
Entity, Tax Identification Number	91-1911336
Entity, Address, Address Line One	6801 N Capital of Texas Highway, Building 1; Suite 300
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78731
City Area Code	512
Local Phone Number	501-2444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SAVA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001069530